Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Income tax [Abstract]
Major components of income tax expenses
The major components of the income tax expenses for the years ended December 31, 2021, 2020 and 2019 are:

	2021	2020	2019
	£’000	£’000	£’000
Profit or loss
Current tax:
R&D tax credit for the year	(9,322)	(12,432)	(21,767)
Tax related to share-based compensation plans	—	—	—
Foreign corporation tax on profits for the year	—	84	152
Adjustments in respect of prior years	370	(100)	43
Total current tax	(8,952)	(12,448)	(21,572)
Deferred tax:
Current year	(484)	(790)	—
Effect of changes in tax rates	—	(1)	—
Movement in overseas unrecognized deferred tax asset	25	351	—
Originating and reversal of timing differences, including adjustments in respect of prior years	6	(379)	(686)
Total deferred tax	(453)	(819)	(686)
Total income tax credit	(9,405)	(13,267)	(22,258)

Reconciliation of tax expense and accounting profit

Reconciliation of tax expense and accounting profit for 2021, 2020 and 2019:	2021	2020	2019
	£’000	£’000	£’000
Loss before tax	(140,928)	(87,360)	(126,189)
Tax credit using the UK Corporation tax rate of 19% (2019: 19% and 2018: 19%)	(26,776)	(16,598)	(23,976)
Effect of:
Non-deductible expenses	12,836	9,120	13,148
Other permanent differences	—	—	(1)
Additional deduction for R&D expenditure	(12,354)	(16,286)	(29,365)
Surrender of tax losses for R&D tax credit refund	12,354	16,286	28,523
R&D expenditure credits	(10,210)	(13,424)	(22,602)
Movement in deferred tax not recognized	14,315	8,084	12,413
Adjustments to tax charge in respect of previous periods - deferred tax	18	(379)	(500)
Adjustments to tax charge in respect of previous periods	370	(100)	43
State taxes	—	7	—
Effects of overseas tax rates	42	24	—
Effects of tax rates in foreign jurisdictions	—	(1)	59
Total tax credit included in loss for the year	(9,405)	(13,267)	(22,258)

Components of income tax, geographical classification
The components of income tax are as follows:

	2021	2020	2019
	£’000	£’000	£’000
Current tax:
United States:
Federal	106	(16)	100
State	—	—	15
United Kingdom	(9,058)	(12,432)	(21,687)
Total current tax	(8,952)	(12,448)	(21,572)
Deferred tax:
United States:
Federal	(453)	(819)	(644)
State	—	—	(42)
United Kingdom	—	—	—
Total deferred tax	(453)	(819)	(686)
Total income tax credit	(9,405)	(13,267)	(22,258)